Common Shares	12 Months Ended
Dec. 31, 2011
Common Shares/Accumulated Other Comprehensive Income [Abstract]
COMMON SHARES

19. COMMON SHARES

[a]	At December 31, 2011, the Company’s authorized, issued and outstanding Common Shares are as follows:

Preference shares - issuable in series -

The Company’s authorized Common Shares include 99,760,000 preference shares, issuable in series. None of these shares are currently issued or outstanding.

Common Shares and Class B Shares -

In accordance with the Arrangement [note 3], Magna’s Articles were amended to remove the Class B Shares from the authorized capital and to make non-substantive consequential changes to its Articles, including renaming the Class A Subordinate Voting Shares as Common Shares and eliminating provisions which no longer apply due to the elimination of the Class B Shares.

Common Shares without par value [unlimited amount authorized] have the following attributes:

[i]	Each share is entitled to one vote per share at all meetings of shareholders.
[ii]	Each share shall participate equally as to dividends.

[b]

On November 9, 2010, the TSX accepted the Company’s Notice of Intention to Make a Normal Course Issuer Bid relating to the purchase for cancellation to offset dilution resulting from the exercise of stock options, as well as purchases to fund the Company’s restricted stock unit program and/or the Company’s obligations to its deferred profit sharing plans, of up to 8,000,000 Magna Common Shares [the “Bid”], representing 3.3% of the Company’s issued and outstanding Common Shares. The Bid commenced on November 11, 2010 and terminated on November 10, 2011. The Company purchased 8,000,000 Magna Common Shares related to the Bid. All purchases of Common Shares were made at the market price at the time of purchase in accordance with the rules and policies of the TSX. Purchases were also made on the NYSE in compliance with Rule 10b-18 under the U.S. Securities Exchange Act of 1934.

On November 9, 2011, the TSX accepted the Company’s Notice of Intention to Make a Normal Course Issuer Bid relating to the purchase for cancellation, as well as purchases to fund the Company’s stock-based compensation awards or programs and/or the Company’s obligations to its deferred profit sharing plans, of up to 12,000,000 Magna Common Shares [the “Bid”], representing 5.1% of the Company’s public float of Common Shares. The Bid commenced on November 11, 2011 and will terminate no later than November 10, 2012. As at December 31, 2011, the Company has purchased 3,200,800 Magna Common Shares related to the Bid. All purchases of Common Shares are made at the market price at the time of purchase in accordance with the rules and policies of the TSX. Purchases may also be made on the NYSE in compliance with Rule 10b-18 under the U.S. Securities Exchange Act of 1934.

The Company previously had a normal course issuer bid in place from November 12, 2008 to November 11, 2009.

During 2011, the Company purchased for cancellation 10,747,300 [2010 - 453,500] Common Shares under a normal course issuer bid for cash consideration of $407 million [2010 - $23 million]. The excess of cash paid over the book value of the Common Shares repurchased of $162 million [2010 - $13 million] was charged to retained earnings.

[c]	The following table presents the maximum number of shares that would be outstanding if all the dilutive instruments outstanding at March 9, 2012 were exercised or converted:

Common Shares	233,413,826
Stock options [note 18]	6,523,333

239,937,159